Risk information - Liquidity investments - Remaining maturity (Details) - Liquidity risk	Dec. 31, 2020	Dec. 31, 2019
Within 1 year
Risk information
Percentage of liquidity investments	86.00%	84.00%
Later than one year and not later than three years
Risk information
Percentage of liquidity investments	14.00%	16.00%
Later than three years
Risk information
Percentage of liquidity investments	0.00%	0.00%